UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05989)

Exact name of registrant as specified in charter:	Putnam Utilities Growth and Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments:

Putnam Utilities Growth and Income Fund
The fund's portfolio
1/31/08 (Unaudited)

COMMON STOCKS (98.3%)(a)
	Shares	Value

Electric Utilities (62.4%)
Alliant Energy Corp.	137,134	$5,060,245
American Electric Power Co., Inc.	81,600	3,494,928
Chubu Electric Power, Inc. (Japan)	154,800	3,916,108
CMS Energy Corp. (S)	459,790	7,204,909
Consolidated Edison, Inc. (S)	100,500	4,379,790
Constellation Energy Group, Inc.	192,495	18,086,830
Dominion Resources, Inc. (S)	491,150	21,119,450
DPL, Inc. (S)	206,151	5,722,752
DTE Energy Co.	158,000	6,738,700
Duke Energy Corp.	757,801	14,140,567
E.On AG (Germany)	42,086	7,742,049
Edison International	366,345	19,108,555
Electric Power Development Co. (Japan)	59,800	2,151,764
Electricite de France (France)	41,663	4,339,294
Enel SpA (Italy)	697,479	7,784,741
Entergy Corp.	255,707	27,662,383
Exelon Corp.	625,352	47,645,569
FirstEnergy Corp.	317,756	22,630,582
FPL Group, Inc.	376,996	24,308,702
Hawaiian Electric Industries, Inc.	127,700	2,870,696
Iberdrola SA (Spain)	578,850	8,855,383
ITC Holdings Corp. (S)	143,200	7,566,688
Northeast Utilities	220,263	6,105,690
PG&E Corp.	540,356	22,176,210
Progress Energy, Inc.	128,631	5,810,262
Public Service Enterprise Group, Inc.	236,120	22,667,520
RWE AG (Germany)	67,034	8,225,779
SCANA Corp.	99,700	3,717,813
Sierra Pacific Resources (S)	436,025	6,527,294
Southern Co. (The) (S)	321,021	11,669,113
Suez SA (France)	170,669	10,442,641
Tohoku Electric Power Co., Inc. (Japan)	123,600	2,916,332
Wisconsin Energy Corp.	298,078	13,571,491
		386,360,830

Energy (Other) (0.7%)
Comverge, Inc. (NON) (S)	103,950	1,937,628
Covanta Holding Corp. (NON) (S)	98,146	2,491,927
		4,429,555

Engineering & Construction (1.0%)
Bouygues SA (France)	78,667	6,064,255

Natural Gas Utilities (11.8%)
Energen Corp.	68,600	4,314,940
Equitable Resources, Inc.	254,703	14,199,692
MDU Resources Group, Inc.	185,357	4,804,453
NiSource, Inc.	153,800	2,920,662
Questar Corp.	176,628	8,992,131
Sempra Energy	271,073	15,152,981
Spectra Energy Corp.	347,100	7,927,764
Tokyo Gas Co., Ltd. (Japan)	892,000	4,153,980
Williams Cos., Inc. (The) (S)	330,592	10,569,026
		73,035,629

Power Producers (5.1%)
AES Corp. (The) (NON)	727,948	13,889,248
Dynegy, Inc. Class A (NON) (S)	463,996	3,257,252
Mirant Corp. (NON) (S)	154,100	5,677,044
NRG Energy, Inc. (NON) (S)	123,400	4,762,006
Ormat Technologies, Inc. (S)	88,100	3,829,707
		31,415,257

Publishing (0.3%)
Idearc, Inc.	101,428	1,649,219

Regional Bells (2.3%)
Verizon Communications, Inc.	372,360	14,462,462

Telecommunications (8.1%)
CenturyTel, Inc.	24,799	915,331
Digi.com Berhad (Malaysia)	530,200	3,975,723
Koninklijke (Royal) KPN NV (Netherlands)	307,503	5,584,680
NTT DoCoMo, Inc. (Japan)	1,723	2,709,297
Sprint Nextel Corp.	354,100	3,728,673
StarHub, Ltd. (Singapore)	1,284,650	2,692,837
Swisscom AG (Switzerland)	4,281	1,703,482
Telefonica SA (Spain)	513,520	15,046,023
Telenor ASA (Norway) (NON)	231,808	4,798,737
Telus Corp. (Canada)	68,759	2,890,645

Vodafone Group PLC (United Kingdom)	1,721,912	6,046,939
		50,092,367

Telephone (3.6%)
AT&T, Inc.	381,694	14,691,402
Hellenic Telecommunication Organization (OTE) SA
(Greece)	73,622	2,303,158
Telekom Austria AG (Austria)	184,065	5,139,509
		22,134,069

Transportation Services (2.0%)
Asciano Group (Australia) (NON)	410,900	2,063,146
Deutsche Post AG (Germany)	124,535	4,049,434
Macquarie Airports (Australia)	1,012,964	3,584,887
Macquarie Infrastructure Group (Australia)	981,792	2,709,295
		12,406,762

Utilities & Power (1.0%)
Babcock & Brown Wind Partners (Australia)	1,539,771	1,920,234
EDF Energies Nouvelles SA (France)	27,133	1,797,095
Tenaga Nasional Berhad (Malaysia)	820,600	2,322,467
		6,039,796

Total common stocks (cost $445,329,393)		$608,090,201

SHORT-TERM INVESTMENTS (10.1%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 2.60% to 5.25% and
due dates ranging from February 1, 2008 to
March 24, 2008 (d)	$51,744,737	$51,670,123
Putnam Prime Money Market Fund (e)	10,805,220	10,805,220

Total short-term investments (cost $62,475,343)		$62,475,343

TOTAL INVESTMENTS

Total investments (cost $507,804,736) (b)		$670,565,544

NOTES

(a) Percentages indicated are based on net assets of $618,799,318.

(b) The aggregate identified cost on a tax basis is $508,238,592 resulting in gross unrealized appreciation and depreciation of $175,359,485 and $13,032,533, respectively, or net unrealized appreciation of $162,326,952.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At January 31, 2008, the value of securities loaned amounted to $50,013,151. The fund received cash collateral of $51,670,123 which is pooled with collateral of other Putnam funds into 51 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $123,070 for the period ended January 31, 2008. During the period ended January 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $45,902,442 and $43,599,304 respectively.

(S) Securities on loan, in part or in entirety, at January 31, 2008.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at January 31, 2008: (as a percentage of Portfolio Value)

Australia	1.7%
Austria	0.8
Canada	0.5
France	3.7
Germany	3.2
Italy	1.3
Japan	2.6
Malaysia	1.0
Netherlands	0.9
Norway	0.8
Spain	3.9
United Kingdom	1.0
United States	77.7
Other	0.9

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At January 31, 2008, fair value pricing was used for certain foreign securities in the portfolio.

At January 31, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Utilities Growth and Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: March 31, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2008